Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of retirement and employee benefit plans
	For the fiscal year ended
	June 30,
	2019	2018

Allocated shares	123,241	104,649
Shares committed to be released	9,338	9,338
Unearned shares	47,607	66,286
Total ESOP shares	180,186	180,273

Fair value of unearned shares at End of period (dollars in thousands)	$374	$560

Schedule of earnings per share
	2019	2018
Net income allocated to common shareholders, basic and diluted	$812,000	$1,323,000

EARNINGS PER SHARE
Basic and diluted	$0.10	$0.16

Weighted average common shares outstanding, basic and diluted	8,335,612	8,366,521

Schedule of fair value measurements of assets and liabilities measured at fair value on a recurring basis
	Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2019
U.S. Treasury notes	$497	$--	$497	$--
Agency bonds	$505	$--	$505	$--
Agency mortgage-backed: residential	$43	$--	$43	$--

2018
Agency mortgage-backed: residential	$48	$--	$48	$--

Schedule of fair value measurements of assets and liabilities measured at fair value on a nonrecurring basis

	Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2019
Loans
One- to four-family	$593	$-	$-	$593
Other real estate owned, net
One- to four-family	$117	$-	$-	$117

2018
Loans
One- to four-family	$513	$-	$-	$513
Other real estate owned, net
One- to four-family	$5	$-	$-	$5

Schedule of level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis

				Range
	Fair Value	Valuation	Unobservable	(Weighted
June 30, 2019	(in thousands)	Technique(s)	Input(s)	Average)
Loans:
1-4 family	$593	Sales comparison approach	Adjustments for differences between comparable sales	25.3% to -50.6% (-0.6%)

Foreclosed and repossessed assets:
1-4 family	$117	Sales comparison approach	Adjustments for differences between comparable sales	8.6% to 31.0% (29.0%)

				Range
	Fair Value	Valuation	Unobservable	(Weighted
June 30, 2018	(in thousands)	Technique(s)	Input(s)	Average)
Foreclosed and repossessed assets:
1-4 family	$513	Sales comparison approach	Adjustments for differences between comparable sales	-38.5% to 20.7% (-27.8%)
Land	$5	Sales comparison approach	Adjustments for differences between comparable sales	0.0% to 0.0% (0.0%)

Schedule of carrying value and fair value of the Company's financial instruments
		Fair Value Measurements at
(in thousands)		June 30, 2019 Using
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$9,861	$9,861			$9,861
Time deposits in other financial institutions	6,962	6,963			6,963
Available-for-sale securities	1,045		$1,045		1,045
Held-to-maturity securities	775		775		775
Loans receivable - net	280,969			$285,700	285,700
Federal Home Loan Bank stock	6,482				n/a
Accrued interest receivable	758		758		758

Financial liabilities
Deposits	$195,836	$69,944	$123,920		$193,864
Federal Home Loan Bank advances	66,703		66,719		66,719
Advances by borrowers for taxes and insurance	763		763		763
Accrued interest payable	28		28		28

		Fair Value Measurements at
(in thousands)		June 30, 2018 Using
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$9,943	$9,943			$9,943
Time deposits in other financial institutions	5,692	5,692			5,692
Available-for-sale securities	48		$48		48
Held-to-maturity securities	1,002		998		998
Loans receivable - net	270,310			$271,295	271,295
Federal Home Loan Bank stock	6,482				n/a
Accrued interest receivable	706		706		706

Financial liabilities
Deposits	$195,653	$75,163	$120,215		$195,378
Federal Home Loan Bank advances	53,052		53,043		53,043
Advances by borrowers for taxes and insurance	762		762		762
Accrued interest payable	22		22		22

Schedule of loans outstanding to executive officers, directors, significant shareholders and their affiliates
(in thousands)	2019	2018
Outstanding principal, beginning of year	$845	$983
Changes in composition of related parties	--	--
Principal disbursed during the year	538	53
Principal repaid and refinanced during the year	(137)	(191
Outstanding principal, end of year	$1,246	$845